Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of detailed information about property plant and equipment explanatory
The following is a summary of the changes in carrying value of property, plant and equipment:

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2022	Rs.	4,233	Rs.	28,422	Rs.	87,669	Rs.	6,814	Rs.	1,455	Rs.	128,593
Additions		11		1,852		12,952		1,196		662		16,673
Disposals		-		(844)		(3,002)		(428)		(160)		(4,434)
Effect of changes in foreign exchange rates		74		294		1,024		70		19		1,481
Balance as of March 31, 2023	Rs.	4,318	Rs.	29,724	Rs.	98,643	Rs.	7,652	Rs.	1,976	Rs.	142,313

Balance as of April 1, 2023	Rs.	4,318	Rs.	29,724	Rs.	98,643	Rs.	7,652	Rs.	1,976	Rs.	142,313
Additions		25		3,342		10,354		1,169		812		15,702
Disposals		(43)		(85)		(1,852)		(458)		(411)		(2,849)
Effect of changes in foreign exchange rates		9		51		556		6		(109)		513
Balance as of March 31, 2024	Rs.	4,309	Rs.	33,032	Rs.	107,701	Rs.	8,369	Rs.	2,268	Rs.	155,679

Accumulated Depreciation/Impairment loss
Balance as of April 1, 2022	Rs.	64	Rs.	12,282	Rs.	60,916	Rs.	5,707	Rs.	760	Rs.	79,729
Depreciation for the year		-		1,726		5,888		675		326		8,615
Impairment (1)		-		-		40		4		-		44
Disposals		-		(526)		(2,644)		(398)		(117)		(3,685)
Effect of changes in foreign exchange rates		4		211		806		56		27		1,104
Balance as of March 31, 2023	Rs.	68	Rs.	13,693	Rs.	65,006	Rs.	6,044	Rs.	996	Rs.	85,807

Balance as of April 1, 2023	Rs.	68	Rs.	13,693	Rs.	65,006	Rs.	6,044	Rs.	996	Rs.	85,807
Depreciation for the year		-		1,990		6,322		858		406		9,576
Impairment (1)		-		-		43		3		-		46
Disposals		-		(56)		(1,702)		(454)		(346)		(2,558)
Effect of changes in foreign exchange rates		2		27		395		5		(45)		384
Balance as of March 31, 2024	Rs.	70	Rs.	15,654	Rs.	70,064	Rs.	6,456	Rs.	1,011	Rs.	93,255

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Net carrying value
As of March 31, 2022	Rs.	4,169	Rs.	16,140	Rs.	26,753	Rs.	1,107	Rs.	695	Rs.	48,864
As of March 31, 2023	Rs.	4,250	Rs.	16,031	Rs.	33,637	Rs.	1,608	Rs.	980	Rs.	56,506
Add: Capital-work-in-progress											Rs.	9,944
Add: Impairment reversal of Capital-work-in-progress (1)(2)											Rs.	12
Total as of March 31, 2023											Rs.	66,462
As of March 31, 2024	Rs.	4,239	Rs.	17,378	Rs.	37,637	Rs.	1,913	Rs.	1,257	Rs.	62,424
Add: Capital-work-in-progress											Rs.	14,460
Add: Impairment reversal of Capital-work-in-progress (1)(2)											Rs.	2
Total as of March 31, 2024											Rs.	76,886

(1)
During the year ended March 31, 2022, there was a significant decline in the expected cash flows of the Company’s subsidiary, Dr. Reddy’s Laboratories Louisiana, LLC (Shreveport Cash Generating Unit (“CGU”)). Consequently, the Company tested the carrying amount of the CGU, being the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets. This resulted in the recoverable amount of the CGU being lower than its carrying amount. Accordingly, the Company recognized an impairment loss of the entire carrying value of Rs.2,570 for property, plant and equipment, Rs.89 for capital-work-in-progress and Rs.392 for goodwill. Further impairment losses of Rs.46 and Rs.44 representing the additions made to property, plant and equipment during the years ended March 31, 2024 and 2023, respectively, has been recognized as the recoverable amount continues to be lower than the carrying value.

This impairment loss pertains to the
C
ompany’s Global Generics Segment.

(2)	Reversal of impairment on capitalization of assets for the Shreveport C ash Generating Unit .

Summary of detailed information about Right-of-Use Assets
Below are the carrying amounts of right-of-use assets recognized and the movements during the year included in the above property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2022	Rs.	79	Rs.	3,759	Rs.	16	Rs.	67	Rs.	755	Rs.	4,676
Additions		-		197		-		18		371		586
Disposals		-		(794)		(13)		-		(136)		(943)
Effect of changes in foreign exchange rates		5		43		-		-		(12)		36
Balance as of March 31, 2023	Rs.	84	Rs.	3,205	Rs.	3	Rs.	85	Rs.	978	Rs.	4,355

Balance as of April 1, 2023	Rs.	84	Rs.	3,205	Rs.	3	Rs.	85	Rs.	978	Rs.	4,355
Additions		-		1,941		-		23		456		2,420
Disposals		-		(70)		-		(27)		(257)		(354)
Effect of changes in foreign exchange rates		1		(36)		-		1		(6)		(40)
Balance as of March 31, 2024	Rs.	85	Rs.	5,040	Rs.	3	Rs.	82	Rs.	1,171	Rs.	6,381

Accumulated Depreciation
Balance as of April 1, 2022	Rs.	-	Rs.	1,873	Rs.	14	Rs.	36	Rs.	352	Rs.	2,275
Depreciation for the year		-		626		1		13		239		879
Disposals		-		(512)		(13)		-		(95)		(620)
Effect of changes in foreign exchange rates		-		19		1		-		(5)		15
Balance as of March 31, 2023	Rs.	-	Rs.	2,006	Rs.	3	Rs.	49	Rs.	491	Rs.	2,549

Balance as of April 1, 2023	Rs.	-	Rs.	2,006	Rs.	3	Rs.	49	Rs.	491	Rs.	2,549
Depreciation for the year		-		802		-		15		326		1,143
Disposals		-		(44)		-		(27)		(213)		(284)
Effect of changes in foreign exchange rates		-		(32)		-		1		(3)		(34)
Balance as of March 31, 2024	Rs.	-	Rs.	2,732	Rs.	3	Rs.	38	Rs.	601	Rs.	3,374

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Net carrying value
As of April 1, 2022	Rs.	79	Rs.	1,886	Rs.	2	Rs.	31	Rs.	403	Rs.	2,401
As of March 31, 2023	Rs.	84	Rs.	1,199	Rs.	-	Rs.	36	Rs.	487	Rs.	1,806
As of March 31, 2024	Rs.	85	Rs.	2,308	Rs.	-	Rs.	44	Rs.	570	Rs.	3,007

Summary of detailed information about amounts recognized in Income statement for Right-of-Use Assets
The following are the amounts recognized in income statement:

	For the Year Ended March 31,
	2024		2023
Depreciation expense of right-of-use assets	Rs.	1,143	Rs.	879
Interest expense on lease liabilities	Rs.	256	Rs.	214